DESCRIPTION OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2020
DESCRIPTION OF BUSINESS AND ORGANIZATION
Schedule of consolidated assets and liabilities information and consolidated revenues, net loss and cash flow information of the Group's VIE

	As of December 31,
	2019	2020
	RMB	RMB
Cash	16,334,782	42,017,215
Accounts receivable, net (net of allowance of nil as of December 31, 2019 and 2020, respectively)	1,217,559	5,588,023
Inventories	—	6,853,202
Prepayments and other current assets	10,176,208	32,496,610
Total current assets	27,728,549	86,955,050
Investment securities	50,000	50,000
Property and equipment, net	4,206,421	4,994,809
Intangible assets, net	—	52,084,512
Goodwill	—	3,054,923
Other non-current assets	476,724	1,749,304
Total non-current assets	4,733,145	61,933,548
Total assets	32,461,694	148,888,598
Accounts payable	—	6,817,776
Amounts due to related parties	18,601,875	129,873,104
Deferred revenue	865,167	34,541,710
Income tax payable	112,473	291,441
Accrued expenses and other current liabilities	29,575,764	49,315,134
Total current liabilities	49,155,279	220,839,165
Deferred income tax liabilities	—	10,954,883
Total non-current liabilities	—	10,954,883
Total liabilities	49,155,279	231,794,048

1. DESCRIPTION OF BUSINESS AND ORGANIZATION (Continued)

	For the Year Ended
	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenues	38,365,840	42,007,427	651,069,900
Net loss	(13,713,598)	(8,856,826)	(79,742,764)
Net cash (used in)/provided by operating activities	(6,075,096)	7,844,615	63,292,545
Net cash used in investing activities	(1,473,710)	(2,901,588)	(12,532,972)
Net cash provided by/(used in) financing activities	3,569,123	5,430,598	(25,077,140)
Net (decrease)/increase in cash	(3,979,683)	10,373,625	25,682,433
Cash at the beginning of the year	9,940,840	5,961,157	16,334,782
Cash at the end of the year	5,961,157	16,334,782	42,017,215